Debt - Narratives - Unsecured Notes Payable (Details) - USD ($)			3 Months Ended	12 Months Ended
	Jun. 25, 2021	Jun. 10, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument
Principal amount			$ 453,638,529	$ 370,566,055	$ 241,152,827
Unsecured note payable
Debt Instrument
Principal amount			$ 85,125,000	$ 85,125,000
Unsecured note payable | 6% note payable due 2026
Debt Instrument
Principal amount	$ 6,600,000	$ 78,500,000
Fixed rate	6.00%	6.00%
Proceeds from Issuance of Debt	$ 6,400,000	$ 76,000,000
Debt Issuance Costs, Gross	$ 200,000	$ 2,500,000
Debt Instrument, Frequency of Periodic Payment			quarterly	quarterly
asset coverage ratio			150.00%
Maturity Date			Jun. 30, 2026	Jun. 30, 2026
Covenant Description			In connection with the issuance of the notes, the Company entered into (i) an Indenture, dated June 10, 2021 (the “Base Indenture”), by and between the Company and U.S. Bank National Association, as trustee (the “Trustee”), and (ii) the First Supplemental Indenture thereto, dated June 10, 2021 (the “Supplemental Indenture” and, collectively with the Base Indenture, the “Indenture”), by and between the Company and the Trustee. The Indenture contains certain covenants that, among other things, limit the ability of the Company, subject to exceptions, to make distributions in excess of 90% of the Company’s taxable income, incur indebtedness (as defined in the Indenture) or purchase shares of the Company’s capital stock unless the Company has an asset coverage ratio (as defined in the Indenture) of at least 150% after giving effect to such transaction. The Indenture also provides for customary events of default which, if any of them occurs, would permit or require the principal of and accrued interest on the notes to become or to be declared due and payable.	In connection with the issuance of the notes, the Company entered into (i) an Indenture, dated June 10, 2021 (the “Base Indenture”), by and between the Company and U.S. Bank National Association, as trustee (the “Trustee”), and (ii) the First Supplemental Indenture thereto, dated June 10, 2021 (the “Supplemental Indenture” and, collectively with the Base Indenture, the “Indenture”), by and between the Company and the Trustee. The Indenture contains certain covenants that, among other things, limit the ability of the Company, subject to exceptions, to make distributions in excess of 90% of the Company’s taxable income, incur indebtedness (as defined in the Indenture) or purchase shares of the Company’s capital stock unless the Company has an asset coverage ratio (as defined in the Indenture) of at least 150% after giving effect to such transaction. The Indenture also provides for customary events of default which, if any of them occurs, would permit or require the principal of and accrued interest on the notes to become or to be declared due and payable.
Covenant Compliance			As of March 31, 2022 and December 31, 2021, the Company was in compliance with the covenants included in the Indenture.	As of December 31, 2021, the Company was in compliance with the covenants included in the Indenture.